Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of other comprehensive income to income - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	$ (25,694)	$ (3,148)	$ (1,075)
Bond Hedging derivatives [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	(3,248)	(3,149)	(120)
Interbank loans hedging derivatives [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	(286)	1	(955)
Mortgage loans hedging derivatives [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	$ (22,160)